Note 26 - Other Comprehensive Income (Detail) - Other Comprehensive Income Components and Related Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in unrealized holding gains and losses on available for sale securities	$ 1,034	$ 4,204	$ (689)
Reclassification adjustments for gains and losses later recognized in income	44	(37)	4
Net unrealized gains and (losses)	1,078	4,167	(685)
Tax effect	(366)	(1,417)	233
Other comprehensive income (loss)	$ 712	$ 2,750	$ (452)